File Nos. 333-174627
          811-22564
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON NOVEMBER 2, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 4	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 6	☑
GMO SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
40 Rowes Wharf, Boston, Massachusetts 02110
(Address of principal executive offices)
617-330-7500
(Registrant’s telephone number, including area code)
with a copy to:

J.B. Kittredge, Esq.	Thomas R. Hiller, Esq.
GMO Series Trust	Ropes & Gray LLP
40 Rowes Wharf	Prudential Tower
Boston, Massachusetts 02110	800 Boylston Street
Boston, Massachusetts 02199
(Name and address of agents for service)
It is proposed that this filing will become effective:
☑ Immediately upon filing pursuant to paragraph (b), or
☐ 60 days after filing pursuant to paragraph (a)(1), or
☐ On __________, pursuant to paragraph (b), or
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
This filing relates only to GMO U.S. Core Equity Series Fund.

GMO SERIES TRUST
SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 4 under the Securities Act and Amendment No. 6 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 2nd day of November, 2011.

GMO Series Trust

By:	J.B. KITTREDGE* J.B. Kittredge
Title:	President, Chief Executive Officer and
Principal Executive Officer
     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 4 to GMO Series Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
J.B. KITTREDGE* J.B. Kittredge	Trustee; President; Chief Executive Officer; Principal Executive Officer	November 2, 2011
SHEPPARD N. BURNETT* Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	November 2, 2011
MARIA D. FURMAN* Maria D. Furman	Trustee	November 2, 2011

* By:	/s/ Jason Harrison
Jason B. Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of J.B. Kittredge and Sheppard N. Burnett, filed with the SEC as part of the Initial Registration Statement of the Registrant on May 31, 2011, and pursuant to Power of Attorney for Maria D. Furman filed with the Securities and Exchange Commission as part of Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 under the 1940 Act on September 15, 2011.

GMO SERIES TRUST NOVEMBER 2011 485(B) XBRL FILING

EXHIBIT INDEX
GMO SERIES TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Other.

1	Certificate of Clerk of the Trust certifying resolution by the Board of Trustees of the Trust required pursuant to Rule 483 under the Securities Act of 1933.

2